Share-Based Payments (Schedule of Fair Value of Share Options and Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017 ILS (₪) Years	Dec. 31, 2016 ILS (₪) Years	Dec. 31, 2015 ILS (₪) Years
Fair value of share options and assumptions:
Fair value at grant date		₪ 6.3	₪ 3.5
Fair value assumptions:
Share price at grant date		27.75	23.75
Exercise price		₪ 29.97	₪ 25.65
Expected volatility (weighted average)		42.80%	35.90%
Option life (expected weighted average life) | Years		2.3	2.3
Risk free interest rate		0.40%	0.40%